UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	February 13, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$723,191


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aceto Corp                                      004446100     4084   591950 SH       Sole                   565550             26400
Arris Group Inc                                 04269Q100    19146  1769500 SH       Sole                  1719900             49600
Assurant                                        04621X108    11086   270000 SH       Sole                   270000
Bally Technologies Inc                          05874B107    20443   516750 SH       Sole                   503850             12900
Brinker International                           109641100    28114  1050600 SH       Sole                  1022400             28200
Broadridge Financial                            11133T103    26832  1189900 SH       Sole                  1164000             25900
CACI International                              127190304    19642   351250 SH       Sole                   341750              9500
CareFusion Corp                                 14170T101     9275   365000 SH       Sole                   365000
Computer Sciences Corp                          205363104     5214   220000 SH       Sole                   220000
Covance Inc                                     222816100     9601   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     3918   728339 SH       Sole                   695339             33000
Energy Partners                                 29270U303    11516   788800 SH       Sole                   766400             22400
FMC Corp                                        302491303    41273   479700 SH       Sole                   467300             12400
First American Financial                        31847R102    14814  1169250 SH       Sole                  1137950             31300
HCC Insurance Holdings                          404132102    19811   720400 SH       Sole                   701800             18600
Haemonetics Corp                                405024100    17319   282900 SH       Sole                   275300              7600
Harte-Hanks Inc                                 416196103    15057  1656450 SH       Sole                  1611750             44700
Huntington Ingalls Ind                          446413106    16552   529150 SH       Sole                   515250             13900
Imation Corp                                    45245A107     4961   865800 SH       Sole                   843700             22100
Integrated Device Tech                          458118106    15847  2902300 SH       Sole                  2823600             78700
Interline Brands Inc                            458743101     1098    70500 SH       Sole                    69000              1500
L-3 Communications                              502424104     8668   130000 SH       Sole                   130000
Landec Corp                                     514766104     3136   568100 SH       Sole                   541100             27000
Legg Mason Inc                                  524901105     7456   310000 SH       Sole                   310000
LifePoint Hospitals                             53219L109    21484   578300 SH       Sole                   563200             15100
Lorillard Inc                                   544147101    11400   100000 SH       Sole                   100000
Lumos Networks                                  550283105     4629   301775 SH       Sole                   293825              7950
Magellan Health Svcs                            559079207    24216   489500 SH       Sole                   476400             13100
Matthews International                          577128101    10411   331250 SH       Sole                   322450              8800
NCR Corp                                        62886E108    22567  1371000 SH       Sole                  1340100             30900
NTELOS Holdings                                 67020Q305     6148   301675 SH       Sole                   293725              7950
Nash Finch Company                              631158102     9064   309550 SH       Sole                   301350              8200
Navigators Group                                638904102     9765   204800 SH       Sole                   199600              5200
Oplink Communications                           68375Q403    12922   784550 SH       Sole                   762350             22200
PCTEL, Inc                                      69325Q105     2146   313800 SH       Sole                   299000             14800
Questar Corp                                    748356102    23763  1196550 SH       Sole                  1164350             32200
RadioShack Corp                                 750438103     8946   921350 SH       Sole                   899450             21900
Schweitzer-Mauduit Intl                         808541106    14409   216800 SH       Sole                   211000              5800
Silicon Laboratories                            826919102    23942   551400 SH       Sole                   538600             12800
SkyWest Inc                                     830879102    11587   920300 SH       Sole                   895700             24600
Stage Stores                                    85254C305    12194   877900 SH       Sole                   854000             23900
StanCorp Finl Group                             852891100    14055   382450 SH       Sole                   372250             10200
Standard Parking Corp                           853790103     4459   249550 SH       Sole                   236950             12600
Strayer Education                               863236105    16700   171825 SH       Sole                   167175              4650
Sunoco Inc                                      86764P109     7179   175000 SH       Sole                   175000
Synovis Life Tech                               87162G105     7005   251700 SH       Sole                   240600             11100
Tech Data                                       878237106    19799   400700 SH       Sole                   389800             10900
Transatlantic Holdings                          893521104    12314   225000 SH       Sole                   225000
Universal American                              91338E101     9180   722300 SH       Sole                   703000             19300
Vascular Solutions                              92231M109     3627   325900 SH       Sole                   311800             14100
Volterra Semiconductor                          928708106     7639   298300 SH       Sole                   285500             12800
Websense Inc                                    947684106    13689   730850 SH       Sole                   711350             19500
World Acceptance                                981419104    33457   455200 SH       Sole                   443500             11700
eHealth Inc                                     28238P109     9631   655200 SH       Sole                   637500             17700